Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (3,906,786)	$ (1,460,975)
Adjustments to reconcile net loss to net cash flows from operating assets and liabilities:
Depreciation and amortization	3,208,029	262,403
Stock-based compensation expense	656,623	47,995
Services received for shares issued	0	50,000
Provision for doubtful accounts	5,784	0
Changes in operating assets and liabilities:
Deposits	0	(6,091)
Rents and other receivables	(468,360)	(8,581)
Deferred rents receivable	35,824	37,609
Prepaid expenses and other assets	147,996	(30,593)
Accounts payable	1,130,960	449,629
Accrued expenses	122,788	79,235
Tenant security deposits	4,441	(4,808)
Prepaid rent	(750,887)	(6,320)
Deferred rent revenue	186,701	0
Accrued interest	273,777	(75,026)
Net cash flows from operating activities	646,890	(665,523)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases or improvements of land, building, intangible assets	(626,733)	(28,864)
Deposits to restricted escrows and reserves	(1,846,978)	(186,150)
Payments from restricted escrows and reserves	1,273,489	149,654
Cash received upon settlement of acquisition	58,472	0
Net cash flows from investing activities	(1,141,750)	(65,360)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	620,000	0
Principal payments on notes payable	(456,536)	(73,956)
Proceeds of related party notes	600,000	100,000
Principal payments on related party notes	(200,000)	0
Contributions from members	0	319,129
Sale of common stock	0	402,500
Common stock and OP units issuance costs	(4,969)	0
Net cash flows from financing activities	558,495	747,673
Net Change in Cash	63,635	16,790
CASH - BEGINNING OF PERIOD	83,522	66,732
CASH - END OF PERIOD	147,157	83,522
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Real estate assets acquired through the issuance of Operating Partnership units and debt	58,935,611	0
Escrow and reserves funded through the issuance of debt	1,129,691	0
Financing costs included in accounts payable	849,120	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest on mortgages and preferred Operating Partnership preferred units	$ 1,508,671	$ 373,051